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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

         /s/ Errol M. Rudman   New York, New York August 14, 2000
         _____________________ __________________ _______________
              [Signature]         [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $427,060
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                                                            VOTING AUTHORITY
                    TITLE        CUSIP         MARKET    SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------    ---   ----    ----------     --------  ----  ------  ----
AT&T CORP LIBERTY
 MEDIA GROUP       COMMON STOCK  001957208      25301      1038000  SH               SOLE                 1038000
AMGEN CORP         COMMON STOCK  031162100      36276       516378  SH               SOLE                  516378
AMPHENOL CORP
 NEW-CL A          COMMON STOCK  032095101      28159       425436  SH               SOLE                  425436
CABLEVISION SYSTEMS
 CORP-CL A         COMMON STOCK  12686C109      33236       489667  SH               SOLE                  489667
CACHEFLOW INC      COMMON STOCK  126946102        591         9600  SH               SOLE                    9600
CITIGROUP INC      COMMON STOCK  172967101      18074       299053  SH               SOLE                  299053
HCA - THE HEALTHCARE
 COMPANY           COMMON STOCK  404119109      18996       625399  SH               SOLE                  625399
ICG COMMUNICATIONS
 INC-DEL           COMMON STOCK  449246107      11777       533800  SH               SOLE                  533800
LIBERTY DIGITAL
 INC               COMMON STOCK  530436104       1252        41730  SH               SOLE                   41730
LIFEPOINT
 HOSPITALS INC     COMMON STOCK  53219L109      24952      1121454  SH               SOLE                 1121454
J P MORGAN & CO
 INC               COMMON STOCK  616880100       3568        32400  SH               SOLE                   32400
NEUBERGER BERMAN
 INC.              COMMON STOCK  641234109      19497       419300  SH               SOLE                  419300
PARAMETRIC
 TECHNOLOGY CORP   COMMON STOCK  699173100       4021       365500  SH               SOLE                  365500
REGENERON
 PHARMACEUTICALS
 INC               COMMON STOCK  75886F107      25326       849500  SH               SOLE                  849500
RITE AID CORP      COMMON STOCK  767754104       2004       305398  SH               SOLE                  305398
SALON COM          COMMON STOCK  79549F108        122        95300  SH               SOLE                   95300
SEPRACOR INC       COMMON STOCK  817315104      38649       320406  SH               SOLE                  320406
SHAW INDUSTRIES
 INC               COMMON STOCK  820286102      44756      3584944  SH               SOLE                 3584944
SOTHEBYS HOLDINGS
 INC-CL A          COMMON STOCK  835898107       6446       368350  SH               SOLE                  368350
TELESPECTRUM
 WORLDWIDE INC     COMMON STOCK  87951U109       5206      1141105  SH               SOLE                 1141105
TICKETMASTER
 ONLINE-CITYSEARCH COMMON STOCK  88633P203        281        17657  SH               SOLE                   17657





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TIME WARNER
 TELECOM INC       COMMON STOCK  887319101      12502       194200  SH               SOLE                  194200
TRIAD HOSPITAL
 INC               COMMON STOCK  89579K109        431        17800  SH               SOLE                   17800
USA NETWORKS INC   COMMON STOCK  902984103      29510      1364644  SH               SOLE                 1364644
UNITEDGLOBALCOM    COMMON STOCK  913247508       3586        76700  SH               SOLE                   76700
VCAMPUS CORP       COMMON STOCK  92240C100       3296       376735  SH               SOLE                  376735
GLOBAL CROSSING
 LTD               COMMON STOCK  G3921A100      24926       947300  SH               SOLE                  947300
XOMA LTD-(BERMUDA) COMMON STOCK  G9825R107       1456       340100  SH               SOLE                  340100
PROCTER & GAMBLE
 CO                CALL          7427189AN       2863        50000  SH    CALL       SOLE                   50000

                                               427060






































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